INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
INCOME TAXES [Abstract]
Net operating loss carryforward	$ 7,357,047	$ 5,031,917
Allowance for bad debt	1,042	8,026
Stock-based compensation	800,329	873,546
Less: Deferred tax liability - depreciation	(61,063)	(3,863)
Net deferred tax assets	8,097,355	5,909,626
Less valuation allowance	(8,097,355)	(5,909,626)
Net deferred tax asset
Net operating loss carryforwards	$ 17,905,015